Accounts Receivable - Summary of Accounts receivable (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Cash and settlement records	R$ 49	R$ 13,823	R$ 164,322
Debtors pending settlement	956,760	477,646	731,611
Other	58,976	13,514	2,379
Total Assets	1,015,785	504,983	898,312
Cash and settlement records	557,632	474,759	90,056
Creditors pending settlement	12,775,907	8,639,787	5,216,572
Total Liabilities	R$ 13,333,539	9,114,546	5,306,628
Customers		458,776	203,604
Dividends and interest receivable on equity capital-Funds		7,052	18,852
Other		702	181
(-) Expected losses on accounts receivable		(4,501)	(3,437)
Total		R$ 462,029	R$ 219,200